RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Revenues
Power purchase and revenue agreements	$4	$17	$28	$54

Other income
Interest income	$9	$5	$19	$14
Distribution income	19	1	19	3
	$28	$6	$38	$17

Direct operating costs
Energy purchases	$(8)	$(3)	$(17)	$(11)
Energy marketing fee & other services	(7)	—	(13)	(1)
	$(15)	$(3)	$(30)	$(12)

Interest expense
Borrowings and distributions(1)	$(117)	$(33)	$(247)	$(68)

Other
Related party services expense	$(2)	$(2)	$(3)	$(3)
Financial instrument gain	—	—	—	2
	$(2)	$(2)	$(3)	$(1)

Management service costs	$(26)	$(22)	$(49)	$(43)
(1)Includes distributions for the three and six months ended June 30, 2025 on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares of $4 million, $13 million and $66 million, respectively and $8 million, $26 million and $161 million, respectively. (2024: $16 million, nil and nil, respectively and $32 million, nil and nil, respectively).

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2025	December 31, 2024
Current assets
Due from related parties
Amounts due from	Brookfield	$28	$30
	The partnership	2,011	1,363
	Equity-accounted investments and other	16	11
		$2,055	$1,404

Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$—	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$33	$34
	The partnership	1,372	480
	Brookfield Wealth Solutions and associates	24	24
	Equity-accounted investments and other	6	6
		$1,435	$544

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$48	$53
	The partnership	465	452
	Brookfield Wealth Solutions and associates	34	34
	Equity-accounted investments and other	1	2
		$548	$541

Non-recourse borrowings	Brookfield Wealth Solutions and associates	$10	$13